UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2020

Item 1. Reports to Stockholders.

ZIEGLER SENIOR FLOATING RATE FUND
−	CLASS A (ZFLAX)
−	CLASS C (ZFLCX)
−	INSTITUTIONAL CLASS (ZFLIX)

ZIEGLER PIERMONT SMALL CAP VALUE FUND
−	INSTITUTIONAL CLASS (ZPSCX)

ANNUAL REPORT TO SHAREHOLDERS

September 30, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Ziegler Funds will send a notice, either by mail or e-mail, each time an updated report is available on the Funds’ website (www.zieglercapfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge.  Contact your financial intermediary to make this election, or direct investors can call 1-833-777-1533.

www.zieglercapfunds.com

Ziegler Senior Floating Rate Fund
Annual Period Ending September 30, 2020

Dear Investor:

We are pleased to present you with the Annual Report of Ziegler Senior Floating Rate Fund (the “Fund”) for the twelve-month period ended September 30, 2020.

For the 12-month period beginning October 1, 2019 and ending September 30, 2020, the total return was 0.93% for Institutional shares, -0.12% for Class C shares, and 0.97% for Class A shares without the sales charge and -3.29% including the sales charge.  The Fund had $68.8 million in assets across all share classes as of the end of the period.

Market Environment
Relative stability in the leveraged loan market during the final three months of 2019 and the beginning of 2020 was followed by the most volatile period in its history, starting with the onset of the COVID-19 crisis in March 2020. The loan market experienced 6 of its 10 biggest daily price declines in its history during the two-week period ending March 23, 2020. This decline was partially offset by an impressive rally during the remaining 8 days in the quarter where the asset class experienced 4 of its 10 largest daily price increases in history.

Following the historic decline in loan performance experienced during the first quarter, we have seen an impressive recovery over the second half of the fiscal year. Reduced retail outflows, modest amounts of new loan issuance, and healthy CLO issuance provided technical support to loan prices during the closing months of the fiscal year. We did see an increase of loan supply in September given a healthy calendar of deal launches, but this impact was mitigated by robust demand given continued CLO formation activity.

Performance Discussion
The Ziegler Senior Floating Rate Fund’s Institutional Class Shares outperformed the Credit Suisse Leveraged Loan Index (the “Index”) for the 12-month period ended September 30, 2020 by 0.10% after fund expenses. The Fund’s relative outperformance versus the Index is largely attributed to the portfolio being skewed toward higher-quality and larger-sized issuers, both of which were desirable characteristics during the market sell-off in March. Exposure to more defensive industries such as Financials, Cable/Wireless and Food & Drug, while having limited exposure to more cyclical industries such as Energy, Metal & Mining, and Manufacturing also benefited performance for the period.

Outlook
Capital markets face three near-term hurdles that are likely to drive performance through the end of the year and into 2021. The first is the Presidential election on November 3rd. While polls have been remarkably steady over the past several months and, as of this writing, show Joe Biden with a consistent lead, the circumstances around this election are unlike any other. Voter turnout is expected to set records, indicating a very engaged electorate. However, we are going to see major shifts in how people vote, including a surge in early voting and voting by mail. Whether the election system can handle such profound changes without incident remains to be seen. The prospect of a contested election due to allegations around mishandled ballots, voter suppression or other misdeeds has the potential to dampen market sentiment considerably. Alternatively, a smooth election, and an attendant reduction in political volatility, could have the opposite effect.

The second challenge is around the prospect of additional stimulus. The expiration of the financial support provided by the CARES act has led to a predictable drop in consumer spending. The unemployment rate at 7.9% is down from the pandemic-high of 14.7% but still deep in recession territory. Add to that the continued COVID-19 headwind and the need for additional stimulus is compelling. A failure to reach a deal on further economic stimulus could put further downward pressure on an already-fragile economic recovery.

Finally, the market must navigate the ever-evolving course of the pandemic. With winter still some time off, recent trends have not been positive either in Europe or the United States. Further lockdowns have the potential to significantly impact the performance of multiple sectors of the economy, such as airlines, theaters, retail as well as small businesses and those that support them. While many sectors have demonstrated resilience in the new “age of COVID,” the longer the pandemic stretches on, the more permanent damage will be done.

The market has taken comfort at the prospect of the arrival of one or more vaccines before the end of 2020. While we agree that a vaccine is likely, there is tremendous uncertainty around the speed and efficiency of its distribution. Nevertheless, the rollout of a vaccine in the coming months has the potential to spark additional risk appetite, even in the face of a prolonged ramp up around distribution.

Given the uncertainty of this backdrop, our traditionally cautious approach to managing the portfolio is particularly warranted at this time. As always, we continue to emphasize credit selection and portfolio diversification as our best lines of defense during turbulent times.

We would like to take this opportunity to thank you for the confidence and trust you have placed in us. We appreciate the opportunity to invest on your behalf.

Sincerely,

Roberta Goss	George Marshman	Scott Roberts
Portfolio Manager	Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

An investment in the Fund is subject to risk and there can be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund include bank loans and senior loans risk, borrowing and leverage risk, CLO risk, counterparty risk, credit risk, defaulted debt securities risk, floating rate securities risk, foreign securities risk, high yield securities risk, inflation risk, interest rate risk, investment risk, issuer risk, liquidity risk, loan interests risk, manager risk, market risk, new fund risk, regulatory risk, and unrated securities risk. Please see the prospectus for more information. Even though senior debtholders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.

The report must be preceded or accompanied by a prospectus.

The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the $US-denominated leveraged loan market. The index inception is January 1992.

It is not possible to invest directly in an index.

The Ziegler Senior Floating Rate Fund is distributed by Quasar Distributors, LLC.

Ziegler Senior Floating Rate Fund
PERFORMANCE SUMMARY
September 30, 2020 (Unaudited)

Comparison of a Hypothetical $1,000,000 Investment in the
Ziegler Senior Floating Rate Fund - Institutional Class and Credit Suisse Leveraged Loan Index

$1,250,000
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$950,000
$1,226,070
$1,197,937
4/1/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
Institutional Class
Credit Suisse Leveraged Loan Index

Total returns
For the periods ended September 30, 2020

	One Year	Three Year*	Since Inception*
Ziegler Senior Floating Rate Fund**
Class A	0.97%	2.87%	3.91%
Class C	-0.12%	1.98%	3.06%
Institutional Class	0.93%	3.02%	4.10%
Credit Suisse Leveraged Loan Index	0.83%	3.15%	4.63%

      * Average annualized returns.
    **  Fund inception date was April 1, 2016.

Ziegler Senior Floating Rate Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
September 30, 2020 (Unaudited)

MEDIA 8.1%
SOFTWARE 6.2%
DIVERSIFIED TELECOMMUNICATION SERVICES 6.1%
SPECIALTY RETAIL 5.8%
HEALTH CARE EQUIPMENT & SUPPLIES 5.2%
DIVERSIFIED FINANCIAL SERVICES 5.2%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS 5.1%
HEALTH CARE PROVIDERS & SERVICES 5.0%
HOTELS RESTAURANTS & LEISURE 3.6%
IT SERVICES 3.3%
MACHINERY 3.1%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS 2.9%
INDUSTRIAL CONGLOMERATES 2.6%
AEROSPACE & DEFENSE 2.5%
PHARMACEUTICALS 2.3%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.3%
OIL, GAS & CONSUMABLE FUELS 2.2%
HEALTH CARE TECHNOLOGY 2.1%
AUTO COMPONENTS 2.1%
COMMERCIAL SERVICES & SUPPLIES 2.1%
CONTAINERS & PACKAGING 2.1%
CONSTRUCTION MATERIALS 2.0%
SHORT TERM INVESTMENT 1.6%
METALS & MINING 1.4%
INSURANCE 1.4%
INTERNET SOFTWARE & SERVICES 1.4%
PROFESSIONAL SERVICES 1.4%
DIVERSIFIED CONSUMER SERVICES 1.4%
FOOD PRODUCTS 1.2%
ELECTRIC UTILITIES 1.0%
REAL ESTATE MANAGEMENT AND DEVELOPMENT 1.0%
ROAD & RAIL 1.0%
BUILDING PRODUCTS 1.0%
BUSINESS EQUIPMENT & SERVICES 0.9%
ELECTRICAL EQUIPMENT 0.7%
FINANCIAL INTERMEDIARIES 0.7%
AUTOMOBILES 0.7%
DISTRIBUTORS 0.7%
CONSTRUCTION & ENGINEERING 0.3%
ENERGY EQUIPMENT & SERVICES 0.3%

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2020
Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 98.3%
	AEROSPACE & DEFENSE ― 2.5%
$249,375	Amentum Holdings, LLC (1 Month USD LIBOR + 3.500%)	3.647%	2/1/2027	$246,986
300,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/21/2027	305,397
497,494	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.397	8/22/2024	472,082
497,494	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.397	5/30/2025	471,253
249,362	Vertex Aerospace Services Corp. (1 Month USD LIBOR + 4.500%)	4.647	6/30/2025	247,024
				1,742,742
	AUTO COMPONENTS ― 2.1%
496,250	Belron Finance US, LLC (3 Month USD LIBOR + 2.500%)	2.768	10/30/2026	491,598
990,000	Clarios Global, LP (1 Month USD LIBOR + 3.500%)	3.647	4/30/2026	967,106
				1,458,704
	AUTOMOBILES ― 0.7%
495,000	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	2.438	9/21/2026	478,913

	BUILDING PRODUCTS ― 1.0%
194,554	Advanced Drainage Systems, Inc. (1 Month USD LIBOR + 2.250%)	2.438	7/31/2026	194,716
495,000	American Builders & Contractors Supply Co., Inc. (1 Month USD LIBOR + 2.000%)	2.147	1/15/2027	482,868
				677,584
	BUSINESS EQUIPMENT & SERVICES ― 0.9%
249,375	Nielsen Finance, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	6/4/2025	249,749
358,001	ServiceMaster Co., LLC/The (1 Month USD LIBOR + 1.750%)	1.897	11/5/2026	353,623
				603,372
	COMMERCIAL SERVICES & SUPPLIES ― 2.1%
171,766	Garda World Security Corp. (1 Month USD LIBOR + 4.750%)	4.900	10/30/2026	171,187
276,815	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	274,739
128,286	Prime Security Services Borrower, LLC (6 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	127,323
128,286	Prime Security Services Borrower, LLC (9 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	127,323
256,571	Prime Security Services Borrower, LLC (12 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	254,648
492,500	Trugreen, Ltd. (1 Month USD LIBOR + 3.750%)	3.897	3/19/2026	490,185
				1,445,405
	CONSTRUCTION & ENGINEERING ― 0.2%
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	3.147	6/30/2024	16,831
120,356	McDermott International, Inc. (1 Month USD LIBOR + 1.000%)	1.147	6/30/2025	91,470
				108,301
	CONSTRUCTION MATERIALS ― 2.0%
424,434	CPG International, Inc. (12 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	5/3/2024	424,169
489,822	Henry Company, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/5/2023	486,609
495,000	Tamko Building Products, LLC (1 Month USD LIBOR + 3.250%)	3.397	5/29/2026	488,813
				1,399,591
	CONTAINERS & PACKAGING ― 2.1%
196,821	Packaging Coordinators Midco, Inc. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	6/30/2023	196,575
100,000	Graham Packaging Company, Inc (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	8/4/2027	99,612
477,298	Reynolds Consumer Products, LLC (1 Month USD LIBOR + 1.750%)	1.897	2/4/2027	471,868
296,002	Reynolds Group Holdings, Inc. (Prime + 1.750%)	5.000	2/6/2023	293,098
279,014	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	2.897	2/6/2023	276,277
100,000	Tosca Services, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	8/18/2027	100,157
				1,437,587
	DISTRIBUTORS ― 0.7%
492,500	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	4.647	2/4/2026	475,418

	DIVERSIFIED CONSUMER SERVICES ― 1.4%
199,000	Buzz Merger Sub Ltd. (1 Month USD LIBOR + 2.750%)	2.897	1/29/2027	195,269
754,171	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	11/14/2022	740,637
				935,906
	DIVERSIFIED FINANCIAL SERVICES ― 5.2%
492,507	Achilles Acquisition, LLC (1 Month USD LIBOR + 4.000%)	4.188	10/13/2025	485,119
249,375	AqGen Ascensus, Inc. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	12/3/2026	248,129
537,194	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	2.720	2/1/2027	525,827

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Continued)
Principal		Current
Amount		Rate	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES ― 5.2% (Continued)
$972,563	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000%	7/1/2024	$940,954
350,000	Orion Advisor Solutions, Inc. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	9/24/2027	348,031
95,548	SS&C European Holdings SARL (1 Month USD LIBOR + 1.750%)	1.897	4/16/2025	92,801
135,998	SS&C Technologies, Inc. (1 Month USD LIBOR + 1.750%)	1.897	4/16/2025	132,089
795,515	VFH Parent, LLC (1 Month USD LIBOR + 3.000%)	3.151	3/1/2026	791,168
				3,564,118
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.1%
495,000	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	3.397	4/6/2026	483,731
497,423	Consolidated Communications, Inc. (1 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	10/5/2023	493,381
496,256	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	2.652	4/15/2027	482,507
248,750	Iridium Satellite, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	11/4/2026	248,617
488,722	Syniverse Holdings, Inc. (6 Month USD LIBOR + 5.000%, 1.00% Floor)	6.000	3/9/2023	380,362
500,000	Virgin Media Bristol, LLC (1 Month USD LIBOR + 2.500%)	2.652	1/31/2028	486,425
244,375	West Corp. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	10/10/2024	221,991
486,250	West Corp. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/10/2024	443,312
480,147	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	8/18/2023	474,259
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	2.652	4/28/2028	482,500
				4,197,085
	ELECTRIC UTILITIES ― 1.0%
736,875	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750	8/1/2025	720,030

	ELECTRONIC EQUIPMENT ― 0.7%
496,856	GlobalFoundries, Inc (3 Month USD LIBOR + 4.750%)	5.000	6/5/2026	496,856

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.3%
449,730	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	2.647	7/2/2025	423,729
647,805	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 4.500%)	4.647	8/27/2025	647,805
498,747	Vertiv Group Corp. (1 Month USD LIBOR + 3.000%)	3.157	3/2/2027	492,637
				1,564,171
	ENERGY EQUIPMENT & SERVICES ― 0.3%
237,179	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	5.223	7/11/2025	203,974

	FINANCIAL INTERMEDIARIES ― 0.7%
498,744	Hudson River Trading LLC (1 Month USD LIBOR + 3.000%)	3.145	2/18/2027	488,769

	FOOD PRODUCTS ― 1.2%
598,500	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	2.397	1/29/2027	576,592
247,468	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	3.897	7/21/2025	238,446
				815,038
	HEALTH CARE EQUIPMENT & SUPPLIES ― 5.2%
696,500	Aldevron, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	10/13/2026	697,949
403,994	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	3.151	6/2/2025	396,756
600,000	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	2.901	11/27/2025	587,124
496,250	National Seating & Mobility, Inc. (3 Month USD LIBOR + 5.250%)	5.470	11/16/2026	478,261
987,538	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	3.401	3/5/2026	965,317
483,133	YI, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	11/7/2024	444,482
				3,569,889
	HEALTH CARE PROVIDERS & SERVICES ― 5.0%
736,231	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	4.552	9/5/2025	722,732
498,750	Da Vinci Purchaser Corp. (6 Month USD LIBOR + 4.000%, 1.00% Floor)	5.238	1/8/2027	494,179
403,378	Eyecare Partners, LLC (1 Month USD LIBOR + 3.750%)	3.897	2/18/2027	381,572
94,595	Eyecare Partners, LLC (1 Month USD LIBOR + 3.750%) (3)	3.750	2/18/2027	89,481
571,035	National Mentor Holdings, Inc. (1 Month USD LIBOR + 4.250%)	4.410	3/9/2026	564,135
26,066	National Mentor Holdings, Inc. (1 Month USD LIBOR + 4.250%)	4.410	3/9/2026	25,751
956,750	Radiology Partners, Inc. (3 Month USD LIBOR + 4.250%)	5.667	7/9/2025	920,632
248,750	Upstream Newco, Inc. (1 Month USD LIBOR + 4.500%)	4.647	11/20/2026	234,758
				3,433,240
	HEALTH CARE TECHNOLOGY ― 2.1%
497,500	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.147	10/22/2026	487,448
979,995	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	4.647	8/27/2025	973,503
				1,460,951
	HOTELS RESTAURANTS & LEISURE ― 3.6%
495,000	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	3.895	2/2/2026	444,263

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Continued)
Principal		Current
Amount		Rate	Maturity	Value
	HOTELS RESTAURANTS & LEISURE ― 3.6% (Continued)
$248,750	Alterra Mountain Co. (1 Month USD LIBOR + 4.500%, 1.00% Floor)	5.500%	8/1/2026	$246,884
492,500	AMC Entertainment, Inc. (6 Month USD LIBOR + 3.000%)	3.220	4/22/2026	319,741
349,125	Aristocrat International PTY Ltd. (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/21/2024	348,308
333,333	Caesars Resort Collection, LLC (1 Month USD LIBOR +4.500%)	4.647	7/21/2025	323,565
166,667	Caesars Resort Collection, LLC (3 Month USD LIBOR +4.500%)	4.772	7/21/2025	161,783
135,844	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	2.897	8/14/2024	128,164
555,295	Scientific Games International, Inc. (6 Month USD LIBOR + 2.750%)	3.058	8/14/2024	523,905
				2,496,613
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 5.1%
490,933	Calpine Corp. (1 Month USD LIBOR + 2.250%)	2.400	1/15/2024	478,573
24,954	Eastern Power, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/2/2025	24,813
950,907	Eastern Power, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/2/2025	945,487
903,727	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	784,593
50,972	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	44,252
413,592	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	12/2/2021	380,505
855,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	3.897	7/8/2026	846,804
				3,505,027
	INDUSTRIAL CONGLOMERATES ― 2.6%
976,162	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	12/11/2024	932,357
860,000	NN, Inc. (1 Month USD LIBOR + 5.750%)	5.897	10/19/2022	852,857
				1,785,214
	INSURANCE ― 1.4%
491,228	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.147	8/1/2025	484,474
497,500	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.250%)	3.397	1/27/2027	485,622
				970,096
	INTERNET SOFTWARE & SERVICES ― 1.4%
500,000	Cornerstone OnDemand, Inc. (1 Month USD LIBOR + 4.250%)	4.406	4/22/2027	499,793
486,250	Research Now Group, Inc. (6 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	12/20/2024	462,910
				962,703
	IT SERVICES ― 3.3%
300,000	GlobalLogic Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	9/14/2027	298,500
966,291	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	11/3/2023	950,593
387,464	Salient CRGT, Inc. (6 Month USD LIBOR + 6.500%, 1.00% Floor)	7.500	2/28/2022	360,342
684,629	TierPoint, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	5/6/2024	668,636
				2,278,071
	MACHINERY ― 3.1%
416,667	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	2.147	10/1/2025	405,992
496,183	Patriot Container Corp. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	3/20/2025	487,500
399,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	3/17/2027	381,045
715,001	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.361	3/28/2025	677,725
150,000	Vertical US Newco, Inc. (6 Month USD LIBOR + 4.250%)	4.567	7/30/2027	149,036
				2,101,298
	MEDIA ― 8.1%
982,500	AppLovin Corp. (1 Month USD LIBOR + 3.500%)	3.647	8/15/2025	971,201
497,917	Castle US Holding Corp. (3 Month USD LIBOR + 3.750%)	3.970	1/29/2027	480,046
248,125	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	3.897	11/26/2026	239,161
990,000	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	3.400	8/24/2026	777,149
360,000	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	2.897	11/29/2024	344,399
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	2.655	1/2/2026	418,449
589,106	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750	11/3/2023	487,229
249,375	iHeartCommunications, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	5/1/2026	240,854
342,603	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	2.397	3/24/2025	331,469
120,888	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 4.250%)	4.397	12/17/2026	118,017
744,997	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 4.250%)	4.397	12/17/2026	728,633
467,188	Univision Communications, Inc. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	3/13/2026	456,053
				5,592,660
	METALS & MINING ― 1.4%
379,361	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	2/12/2025	376,042
395,905	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.147	9/20/2024	364,233
248,750	Zekelman Industries, Inc. (1 Month USD LIBOR + 2.000%)	2.145	1/25/2027	241,520
				981,795

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Continued)
Principal		Current
Amount		Rate	Maturity	Value
	OIL, GAS & CONSUMABLE FUELS ― 2.2%
$500,000	Fieldwood Energy, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor) (2)	6.250%	4/11/2022	$133,125
500,000	Fieldwood Energy, LLC (Prime + 8.250%, 1.00% Floor) (2)	11.500	4/11/2023	765
486,297	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	3.546	10/1/2025	471,973
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	4.897	3/11/2026	894,922
				1,500,785
	PHARMACEUTICALS ― 2.3%
688,646	Alvogen Pharma U.S., Inc. (6 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	12/29/2023	666,840
989,871	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	3.688	5/5/2025	936,562
				1,603,402
	PROFESSIONAL SERVICES ― 1.4%
961,385	IG Investments Holdings, LLC (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	5/23/2025	950,271

	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.0%
736,922	Cushman & Wakefield U.S. Borrower, LLC (1 Month USD LIBOR + 2.750%)	2.897	8/21/2025	713,366

	ROAD & RAIL ― 1.0%
725,291	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	8/18/2022	696,885

	SOFTWARE ― 6.2%
985,000	Athenahealth, Inc. (3 Month USD LIBOR + 4.500%)	4.750	2/11/2026	973,919
489,975	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.147	4/18/2025	484,463
495,157	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	1/22/2024	493,196
250,000	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	4.906	8/31/2027	242,110
977,500	Mavenir Systems, Inc. (2 Month USD LIBOR + 6.000%, 1.00% Floor)	7.000	5/8/2025	975,057
614,057	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	4/26/2024	605,230
497,500	VS Buyer, LLC (1 Month USD LIBOR + 3.250%)	3.397	2/26/2027	491,281
				4,265,256
	SPECIALTY RETAIL ― 5.8%
90,809	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%, 0.75% Floor)(2)	5.250	8/22/2022	37,156
94,928	Ascena Retail Group, Inc. (3 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	8/22/2022	38,842
37,827	Ascena Retail Group, Inc. (1 Month USD LIBOR + 11.750%, 1.00% Floor)	12.750	3/16/2021	51,255
490,044	Aspen Dental Management, Inc.(1 Month USD LIBOR + 2.750%)	2.897	4/30/2025	472,464
979,798	Bass Pro Group, LLC (3 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	9/25/2024	973,067
787,370	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	3.647	4/30/2025	727,881
912,500	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%, 1.00% Floor)	7.000	5/1/2023	888,930
438,415	Talbots, Inc./The (3 Month USD LIBOR + 7.000%, 1.00% Floor)	8.000	11/28/2022	351,464
472,716	Western Dental Services, Inc. (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/30/2023	420,717
				3,961,776
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.9%
250,000	1a Smart Start, Inc. (1 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750	8/19/2027	250,678
493,750	Dell International, LLC (1 Month USD LIBOR + 2.000%, 0.75% Floor)	2.750	9/19/2025	492,252
735,000	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	3.647	9/8/2025	686,306
595,455	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	3.753	5/16/2025	577,591
				2,006,827

	TOTAL BANK LOANS (Cost $70,601,838)			$67,649,689

Shares
	COMMON STOCK ― 0.2%
	CONSTRUCTION & ENGINEERING ― 0.2%
53,218	Mcdermott International Ltd. (4)			$127,723

	TOTAL COMMON STOCK (Cost $467,382)			$127,723

	SHORT TERM INVESTMENT ― 1.6%
1,106,987	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.02% (5)			1,106,987
	TOTAL SHORT TERM INVESTMENT (Cost $1,106,987)			$1,106,987

	TOTAL INVESTMENTS ― 100.1% (Cost $72,176,207)			68,884,399
	Liabilities in Excess of Other Assets ― (0.1)%			(88,605)
	TOTAL NET ASSETS ― 100.0%			$68,795,794

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Continued)

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Defaulted security.
(3) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(4) Non income producing.
(5) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial Services, LLC ("S&P")
and has been licensed for use by Ziegler Capital Management, LLC.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020

Assets:
Investments in securities at value (cost $72,176,207)	$68,884,399
Cash	1,029,372
Receivables:
Investment securities sold	174,620
Interest	125,256
Prepaid expenses	20,549
Total assets	70,234,196

Liabilities:
Payables:
Investment securities purchased	440,976
Fund shares redeemed	765,552
Distributions to shareholders	27,382
Due to Investment Adviser	5,110
Distribution Fees	61,754
Accrued expenses and other liabilities	137,628
Total liabilities	1,438,402

Net Assets	$68,795,794

Components of Net Assets:
Paid-in capital	$74,107,308
Total accumulated loss	(5,311,514)
Net Assets	$68,795,794

Class A:
Net Assets	$4,746,011
Issued and Outstanding	194,979
Net Asset Value and Redemption Price^	$24.34
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$25.42

Class C:
Net Assets	$8,048,651
Issued and Outstanding	332,568
Net Asset Value, Redemption Price* and Offering Price Per Share	$24.20

Institutional Class:
Net Assets	$56,001,132
Issued and Outstanding	2,306,304
Net Asset Value, Redemption Price and Offering Price Per Share	$24.28

^ Initial sales charge of 4.25% is waived if Class A shares purchased in excess of $1,000,000. The 1.00% CDSC applies when sales charge is waived and shares areredeemed within 18 months of purchase (see Note 3).
* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (see Note 3).

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2020

Investment Income:
Interest income	$3,996,307
Bank loan fee income	49,060
Total investment income	4,045,367

Expenses:
Advisory fees (Note 3)	494,337
Administration and fund accounting fees (Note 3)	134,662
Distribution fees (Note 6)	99,348
Transfer agent fees and expenses (Note 3)	82,049
Registration fees	52,780
Legal fees	26,944
Custody fees (Note 3)	21,458
Audit fees	20,599
Compliance Fee (Note 3)	20,405
Trustee fees (Note 3)	14,289
Shareholder reporting fees	14,237
Service Fee	8,317
Insurance fees	3,086
Miscellaneous expenses	10,766
Total expenses	1,003,277
Expenses waived by the Adviser (Note 3)	(341,145)
Net expenses	662,132
Net investment income	3,383,235

Realized and Unrealized Loss on Investments
Net realized loss on investments	(2,020,836)
Net change in unrealized appreciation/depreciation on investments	(1,194,535)
Net realized and unrealized loss on investments	(3,215,371)

Net increase in net assets resulting from operations	$167,864

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	September 30, 2020	September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,383,235	$5,078,851
Net realized gain (loss) on investments	(2,020,836)	64,415
Net change in unrealized appreciation/depreciation on investments	(1,194,535)	(2,834,130)
Net increase in net assets resulting from operations	167,864	2,309,136

Distributions to shareholders:
Class A Shares	(222,935)	(503,478)
Class C Shares	(316,290)	(335,424)
Institutional Class Shares	(2,874,754)	(4,464,070)
Total distributions to shareholders	(3,413,979)	(5,302,972)

Capital Transactions:
Net proceeds from shares sold:
Class A Shares	735,160	1,700,237
Class C Shares	242,450	7,994,557
Institutional Class Shares	10,964,381	33,501,493
Reinvestment of distributions:
Class A Shares	56,682	74,374
Class C Shares	277,065	249,264
Institutional Class Shares	2,583,640	3,897,594
Cost of shares repurchased:
Class A Shares*	(1,377,364)	(4,409,191)
Class C Shares	(2,004,183)	(833,636)
Institutional Class Shares	(20,509,736)	(49,596,542)
Net decrease in net assets from capital transactions	(9,031,905)	(7,421,850)
Total Decrease in Net Assets	(12,278,020)	(10,415,686)

Net Assets:
Beginning of year	81,073,814	91,489,500
End of year	$68,795,794	$81,073,814

Capital Share Transactions:
Shares sold:
Class A Shares	30,927	66,511
Class C Shares	9,733	314,315
Institutional Class Shares	444,813	1,303,297
Shares reinvested:
Class A Shares	2,351	2,943
Class C Shares	11,497	9,848
Institutional Class Shares	107,027	153,395
Shares repurchased:
Class A Shares	(62,208)	(174,798)
Class C Shares	(82,606)	(32,874)
Institutional Class Shares	(847,034)	(1,939,235)
Net decrease in shares outstanding	(385,500)	(296,598)

* Net of redemption fees (see Note 3)

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class A Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

						For the Period
						April 1, 2016*
	For the Year Ended	For the Year Ended		For the Year Ended	For the Year Ended	Through
	September 30, 2020	September 30, 2019		September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.18	$26.01		$25.87	$25.78	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	1.05	1.35		1.22	1.08	0.32
Net realized and unrealized gain (loss) on investments	(0.83)	(0.78)		0.14	0.13	0.72
Total Gain from Investment Operations	0.22	0.57		1.36	1.21	1.04

LESS DISTRIBUTIONS:
From net investment income	(1.05)	(1.35)		(1.14)	(1.05)	(0.26)
From net realized gain on investments	(0.01)	(0.05)		(0.08)	(0.07)	-
Total Distributions	(1.06)	(1.40)		(1.22)	(1.12)	(0.26)

Redemption fee proceeds(1)	-	0.00	(2)	-	-	-

Net Asset Value, End of Period	$24.34	$25.18		$26.01	$25.87	$25.78

Total Return(3)	0.97%	2.27%		5.37%	4.80%	4.15%	(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,746	$5,638		$8,563	$265	$132
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.43%	1.31%		1.35%	1.64%	2.07%	(5)
After fees waived / reimbursed by the Adviser	0.99%	0.99%		0.99%	0.99%	0.99%	(5)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.36%	5.28%		4.69%	4.22%	2.55%	(5)
Portfolio turnover rate(6)	41%	61%		35%	105%	23%	(4)

* Inception date
(1) Computed using average shares method.
(2) Amount represents less than $0.01 per share.
(3)	Performance reported does not reflect sales charges.
(4) Not Annualized.
(5) Annualized.
(6)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Class C Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

					For the Period
					April 1, 2016*
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	Through
	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.12	$25.96	$25.83	$25.75	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.87	1.16	1.01	0.90	0.35
Net realized and unrealized gain (loss) on investments	(0.92)	(0.78)	0.16	0.13	0.59
Total Gain (Loss) from Investment Operations	(0.05)	0.38	1.17	1.03	0.94

LESS DISTRIBUTIONS:
From net investment income	(0.86)	(1.17)	(0.96)	(0.88)	(0.19)
From net realized gain on investments	(0.01)	(0.05)	(0.08)	(0.07)	-
Total Distributions	(0.87)	(1.22)	(1.04)	(0.95)	(0.19)

Net Asset Value, End of Period	$24.20	$25.12	$25.96	$25.83	$25.75

Total Return(2)	-0.12%	1.52%	4.56%	4.06%	3.77%	(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,049	$9,894	$2,665	$713	$62
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	2.18%	2.07%	2.12%	2.39%	2.82%	(4)
After fees waived / reimbursed by the Adviser	1.74%	1.74%	1.74%	1.74%	1.74%	(4)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	3.60%	4.56%	3.88%	3.55%	2.74%	(4)
Portfolio turnover rate(5)	41%	61%	35%	105%	23%	(3)

* Inception date
(1)	Computed using average shares method.
(2)	Performance reported does not reflect sales charges.
(3) Not Annualized.
(4) Annualized.
(5)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Senior Floating Rate Fund
FINANCIAL HIGHLIGHTS
Institutional Class Shares
Per Share Data for a Share Outstanding Throughout Each Period Presented.

					For the Period
					April 1, 2016*
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	Through
	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016
Net Asset Value, Beginning of Period	$25.19	$26.02	$25.88	$25.79	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	1.10	1.41	1.25	1.14	0.36
Net realized and unrealized gain (loss) on investments	(0.90)	(0.77)	0.17	0.14	0.71
Total Gain from Investment Operations	0.20	0.64	1.42	1.28	1.07

LESS DISTRIBUTIONS:
From net investment income	(1.10)	(1.42)	(1.20)	(1.12)	(0.28)
From net realized gain on investments	(0.01)	(0.05)	(0.08)	(0.07)	-
Total Distributions	(1.11)	(1.47)	(1.28)	(1.19)	(0.28)

Net Asset Value, End of Period	$24.28	$25.19	$26.02	$25.88	$25.79

Total Return	0.93%	2.56%	5.62%	5.06%	4.28%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$56,001	$65,542	$80,262	$49,183	$35,740
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	1.19%	1.08%	1.17%	1.43%	1.85%	(3)
After fees waived / reimbursed by the Adviser	0.74%	0.74%	0.74%	0.74%	0.74%	(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	4.57%	5.52%	4.79%	4.43%	2.83%	(3)
Portfolio turnover rate(4)	41%	61%	35%	105%	23%	(2)

* Inception date
(1)	Computed using average shares method.
(2) Not Annualized.
(3) Annualized.
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
Annual Period Ending September 30, 2020

Dear Investor:

We are pleased to present you with the Annual Report of Ziegler Piermont Small Cap Value Fund (the “Fund”) for the period beginning with the Fund’s inception on July 21, 2020 and ending on the last day of its fiscal year, September 30, 2020.  During the reporting period, the Fund’s total return was -1.88%, which trailed the total return of the Russell 2000 Value Index, which was 0.25%.

Market Environment
Market conditions during the reporting period saw strong outperformance in the Large Cap Growth segment of the market, with technology firms in particular, receiving extreme levels of demand, leading to higher prices and less favorable valuation metrics overall for those firms.  Meanwhile, smaller companies and those with more favorable valuation profiles underperformed substantially in comparison.  We believe this large performance gap between the Large Cap Growth and Small Cap Value sections of the market may present an opportunity for future outperformance by the Small Cap Value market segment and the Fund in the future.

Performance Discussion
In managing the Fund, the portfolio managers evaluate stocks based on 40+ factors across 14 separate sector specific models.  The most attractive stocks in each of the 14 sectors are selected for the portfolio. During the reporting period, investors favored low quality stocks, preferring companies with lower growth and profitability relative to their peers, as well as companies with weaker balance sheets.  As a result, many of the factors that are emphasized in the Fund’s stock selection process produced negative contributions to performance, while a smaller group of factors produced positive contributions to performance, with the remaining four groups being approximately neutral. We remain committed to our investment process, which we believe will produce attractive investment results over time.

Outlook and Positioning
When evaluating the medium and long-term outlook of the Ziegler Piermont Small Cap Value strategy, the team focuses on the performance of individual factor groups relative to their longer-term performance history.  In recent months, valuation factors have lagged well behind their long-term performance level.  Historically, periods where valuation factors experience significantly negative contributions to return for an extended period of time tend to be followed by a longer, sustained period of positive contributions to performance within the valuation factor group.  We believe valuation factors, overall, are some of the strongest and most consistent contributors to positive relative returns over time.  Given recent trends, we expect valuation factors to be one of the strongest positive contributing factor groups over the near-term and medium-term environments.

We appreciate your investment in the Ziegler Piermont Small Cap Value Fund.

Sincerely,

John Albert, CFA	Kevin Finn, CFA
Portfolio Manager	Portfolio Manager

John Russon, CFA
Portfolio Manager

Past performance is not a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of fund holdings, please refer to the Schedule of Investments section of this report.

Mutual fund investing involves risk, and principal loss is possible. There can be no assurance that the Fund will achieve its investment objective. Investing in small-capitalization companies involves additional risks such as limited liquidity and greater volatility than large-capitalization companies. The Adviser relies on its proprietary model (“Models and Data”) in making investment decisions for the Fund. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss. The value approach to investing involves the risk that stocks of undervalued companies may remain undervalued. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

The report must be preceded or accompanied by a prospectus.

The Russell 2000® Value Index is a market weighted index of Russell 2000® companies with lower price-to-book ratios and lower forecasted growth.

It is not possible to invest directly in an index.

The Ziegler Piermont Small Cap Value Fund is distributed by Quasar Distributors, LLC.

Ziegler Piermont Small Cap Value Fund
PERFORMANCE SUMMARY
September 30, 2020 (Unaudited)

Comparison of a Hypothetical $100,000 Investment in the Ziegler Piermont Small Cap
Value Fund - Institutional Class* and Russell 2000 Value Total Return Index

$106,000
$105,000
$104,000
$103,000
$102,000
$101,000
$100,000
$99,000
$98,000
$97,000
$96,000
$95,000
7/21/2020
7/31/2020
8/31/2020
9/30/2020
$100,254
$98,120
Institutional Class
Russell 2000 Value Total Return Index

Total returns
For the period ended September 30, 2020

Since Inception
Ziegler Piermont Small Cap Value Fund*
Institutional Class	-1.88%
Russell 2000 Value Total Return Index	0.25%

    *  Fund inception date was July 21, 2020.

Ziegler Piermont Small Cap Value Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
September 30, 2020 (Unaudited)

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2020

Shares		Value
	COMMON STOCKS ― 99.8%
	COMMUNICATIONS ― 1.1%
904	Gray Television, Inc. *	$12,448

	CONSUMER DISCRETIONARY ― 17.6%
571	Abercrombie & Fitch Co.	7,954
1,074	ACCO Brands Corp.	6,229
110	American Woodmark Corp. *	8,639
616	BrightView Holdings, Inc. *	7,022
418	CBIZ, Inc. *	9,560
204	ePlus, Inc. *	14,933
442	Foot Locker, Inc.	14,599
1,191	Goodyear Tire & Rubber Co/The	9,135
32	Graham Holdings Co.	12,932
226	Huron Consulting Group, Inc. *	8,889
911	Laureate Education, Inc. *	12,098
401	Lumber Liquidators Holdings, Inc. *	8,842
301	M/I Homes, Inc. *	13,862
137	Meritage Homes Corp. *	15,123
198	SkyWest, Inc.	5,912
338	Sleep Number Corp. *	16,532
433	Sonic Automotive, Inc.	17,389
320	Wyndham Destinations, Inc.	9,843
		199,493
	CONSUMER STAPLES ― 6.5%
274	Clearwater Paper Corp. *	10,396
291	Ingles Markets, Inc.	11,070
667	Natural Grocers by Vitamin Cottage, Inc.	6,577
198	PriceSmart, Inc.	13,157
556	Quanex Building Products Corp.	10,253
247	Seneca Foods Corp. *	8,825
225	Spectrum Brands Holdings, Inc.	12,861
		73,139
	ENERGY ― 3.9%
1,820	Archrock, Inc.	9,792
813	Bonanza Creek Energy, Inc. *	15,285
697	CVR Energy, Inc.	8,629
1,373	Liberty Oilfield Services, Inc.	10,970
		44,676
	FINANCIALS ― 37.6%
386	American Equity Investment Life Holding Co.	8,488
1,136	Apple Hospitality REIT, Inc.	10,917
321	Artisan Partners Asset Management, Inc.	12,516
1,031	Associated Banc-Corp	13,010
350	Assured Guaranty Ltd.	7,518
279	Banner Corp.	9,001
2,301	Capstead Mortgage Corp.	12,932
465	Central Pacific Financial Corp.	6,310
1,262	Chatham Lodging Trust	9,616
186	Community Healthcare Trust, Inc.	8,697
694	Corporate Office Properties Trust	16,462
732	Dynex Capital, Inc.	11,134
352	First Bancorp/Southern Pines NC	7,367
350	First Bancshares Inc/The	7,340
21	First Citizens BancShares Inc/NC	6,694

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Continued)

Shares		Value
	FINANCIALS ― 37.6% (Continued)
234	First Financial Corp/IN	$7,348
302	First Interstate BancSystem, Inc.	9,619
843	First Midwest Bancorp Inc/IL	9,088
530	Flagstar Bancorp, Inc.	15,703
780	Global Net Lease, Inc.	12,402
323	Heartland Financial USA, Inc.	9,688
574	Independent Bank Corp/MI	7,215
210	McGrath RentCorp	12,514
300	Mercury General Corp.	12,411
757	Mr Cooper Group, Inc. *	16,896
40	National Western Life Group, Inc.	7,311
622	Physicians Realty Trust	11,140
600	Sabra Health Care REIT, Inc.	8,271
228	Selective Insurance Group, Inc.	11,740
642	Simmons First National Corp.	10,179
480	St Joe Co/The *	9,902
597	STAG Industrial, Inc.	18,203
315	TriCo Bancshares	7,714
451	Trustmark Corp.	9,656
186	UMB Financial Corp.	9,116
934	UMH Properties, Inc.	12,646
630	United Community Banks Inc/GA	10,666
802	Waddell & Reed Financial, Inc.	11,910
456	Webster Financial Corp.	12,043
243	Wintrust Financial Corp.	9,732
240	WSFS Financial Corp.	6,473
		427,588
	HEALTH CARE ― 6.4%
280	Akcea Therapeutics, Inc. *	5,079
164	Anika Therapeutics, Inc. *	5,804
345	Coherus Biosciences, Inc. *	6,327
304	Hanger, Inc. *	4,809
29	ICU Medical, Inc. *	5,300
570	Jounce Therapeutics, Inc. *	4,651
545	Lantheus Holdings, Inc. *	6,905
154	National HealthCare Corp.	9,596
488	Owens & Minor, Inc.	12,254
405	Phibro Animal Health Corp.	7,047
235	Supernus Pharmaceuticals, Inc. *	4,897
		72,669
	INDUSTRIALS ― 9.0%
317	AZZ, Inc.	10,816
174	Clean Harbors, Inc. *	9,749
270	Columbus McKinnon Corp/NY	8,937
400	Federal Signal Corp.	11,700
590	Heartland Express, Inc.	10,974
314	Hillenbrand, Inc.	8,905
435	Mueller Industries, Inc.	11,771
706	Primoris Services Corp.	12,736
182	Regal Beloit Corp.	17,084
		102,672
	MATERIALS ― 6.1%
732	Alcoa Corp. *	8,513
411	Avient Corp.	10,875

Ziegler Piermont Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Continued)

	Shares		Value
		MATERIALS ― 6.1% (Continued)
	212	Cabot Corp.	$7,638
	420	Commercial Metals Co.	8,392
	281	Greif, Inc.	10,175
	570	Lydall, Inc. *	9,428
	274	Minerals Technologies, Inc.	14,002
			69,023
		TECHNOLOGY ― 6.5%
	1,051	Amkor Technology, Inc. *	11,770
	532	Comtech Telecommunications Corp.	7,448
	1,220	Harmonic, Inc. *	6,808
	824	Rambus, Inc. *	11,281
	419	Sykes Enterprises, Inc. *	14,334
	189	Synaptics, Inc. *	15,199
	190	Universal Electronics, Inc. *	7,171
			74,011
		UTILITIES ― 5.1%
	294	Hawaiian Electric Industries, Inc.	9,772
	234	NorthWestern Corp.	11,383
	113	SJW Group	6,877
	172	Southwest Gas Holdings, Inc.	10,853
	196	Spire, Inc.	10,427
	227	Unitil Corp.	8,771
			58,083

		TOTAL COMMON STOCKS (Cost $1,189,471)	$1,133,802

		EXCHANGE TRADED FUND ― 2.3%
	261	iShares Russell 2000 Value ETF	25,925
		TOTAL EXCHANGE TRADED FUND (Cost $25,053)	$25,925

		SHORT TERM INVESTMENT ― 0.4%
	4,795	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.02% (1)	4,795
		TOTAL SHORT TERM INVESTMENT (Cost $4,795)	$4,795

		TOTAL INVESTMENTS ― 102.5% (Cost $1,219,319)	1,164,522
		Liabilities in Excess of Other Assets ― (2.5)%	(28,362)
		TOTAL NET ASSETS ― 100.0%	$1,136,160

	Percentages are stated as a percent of net assets.

*	Non income producing.
(1)	Rate quoted is seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020

Assets:
Investments in securities at value (cost $1,219,319)	$1,164,522
Receivables:
Dividends and interest	1,840
Prepaid expenses	23,672
Total assets	1,190,034

Liabilities:
Payables:
Due to Investment Adviser	8,025
Accrued expenses and other liabilities	45,849
Total liabilities	53,874

Net Assets	$1,136,160

Components of Net Assets:
Paid-in capital	$1,190,723
Total accumulated loss	(54,563)
Net Assets	$1,136,160

Institutional Class:
Net Assets	$1,136,160
Issued and Outstanding	46,311
Net Asset Value, Redemption Price and Offering Price Per Share	$24.53

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2020*

Investment Income:
Dividend income	$2,343
Interest income	1
Total investment income	2,344

Expenses:
Audit fees	12,150
Administration and fund accounting fees (Note 3)	11,762
Transfer agent fees and expenses (Note 3)	5,751
Registration fees	5,517
Legal fees	5,490
Shareholder reporting fees	5,093
Custody fees (Note 3)	4,788
Trustee fees (Note 3)	3,809
Compliance fees (Note 3)	2,425
Advisory fees (Note 3)	874
Service Fee	58
Miscellaneous expenses	377
Total expenses	58,094
Expenses waived and reimbursed by the Adviser (Note 3)	(57,045)
Net expenses	1,049
Net investment income	1,295

Realized and Unrealized Loss on Investments
Net realized loss on investments	(1,061)
Net change in unrealized appreciation/depreciation on investments	(54,797)
Net realized and unrealized loss on investments	(55,858)

Net decrease in net assets resulting from operations	$(54,563)

* Commencement of operations on July 21, 2020

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period July 21, 2020* through September 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,295
Net realized loss on investments	(1,061)
Net change in unrealized appreciation/depreciation on investments	(54,797)
Net decrease in net assets resulting from operations	(54,563)

Capital Transactions:
Net proceeds from shares sold	1,190,723
Net increase in net assets from capital transactions	1,190,723
Total Increase in Net Assets	1,136,160

Net Assets:
Beginning of period	-
End of period	$1,136,160

Capital Share Transactions:
Shares sold	46,311
Net increase in shares outstanding	46,311

* Commencement of operations on July 21, 2020

The accompanying notes are an integral part of these financial statements.

Ziegler Piermont Small Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
Per Share Data for a Share Outstanding Throughout the Period Presented.
	For the Period July 21, 2020* Through September 30, 2020
Net Asset Value, Beginning of Period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.05
Net realized and unrealized loss on investments	(0.52)
Total Loss from Investment Operations	(0.47)
Net Asset Value, End of Period	$24.53
Total Return	-1.88%	(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,136
Ratio of expenses to average net assets
Before fees waived / reimbursed by the Adviser	49.72%	(3)
Before fees waived / reimbursed by the Adviser	0.90%	(3)
Ratio of net investment income to average net assets
After fees waived / reimbursed by the Adviser	1.11%	(3)
Portfolio turnover rate	20%	(2)

*	Commencement of operations on July 21, 2020
[1]	Computed using average shares method.
[2]	Not Annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

Note 1 – Organization

The Ziegler Senior Floating Rate Fund (the “Floating Rate Fund”), formerly known as Ziegler Floating Rate Fund and the Ziegler Piermont Small Cap Value Fund (the “Small Cap Fund”, each a Fund and together, the “Funds”) are separate series of the Trust for Advised Portfolios (the “Trust”). The Trust was organized on August 28, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ziegler Capital Management, LLC (“the Adviser” or “Ziegler”) serves as the investment manager to the Funds.  Pretium Credit Management LLC (“Pretium”) serves as the Sub-Advisor to the Floating Rate Fund.

The Funds are each registered as a diversified investment series of the Trust.  The investment objective of the Floating Rate Fund is to provide total return, comprised of current income and capital appreciation by investing in senior secured floating rate loans and other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments. The Fund commenced operations on April 1, 2016. The Small Cap Fund seeks to maximize total return from a combination of capital appreciation and income.  The Fund commenced operations on July 21, 2020.  The Floating Rate Fund offers three classes of shares, Class A, Class C and Institutional Class; the Small Cap Fund offers an Institutional Class. Each Fund has an unlimited number of shares of beneficial interest, with no par value and represents an equal pro rata interest in each Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income and expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class based on relative net assets on a daily basis.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.

(a) Securities Valuation – Equity investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees (the “Board”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler or Pretium under procedures established by and under the general supervision and responsibility of the Board.

The fair value of bank loans is generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. When quotations are unobservable, proprietary valuation models and default recovery analysis methods are employed. Bank debt is generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the use and availability of observable inputs.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –  significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of September 30, 2020:
Floating Rate Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Bank Loans	$-	$67,649,689	$-	$67,649,689
Common Stock	127,723	-	-	127,723
Short-Term Investment	1,106,987	-	-	1,106,987
Total	$1,234,710	$67,649,689	$-	$68,884,399

Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$1,133,802	$-	$-	$1,133,802
Exchange Traded Fund	25,925	-	-	25,925
Short-Term Investment	4,795	-	-	4,795
Total	$1,164,522	$-	$-	$1,164,522

See the Schedule of Investments for further detail of investment classifications.

(b) Federal Income Taxes - The Funds have elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended September 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties. As of September 30, 2020, open tax periods for the Floating Rate Fund subject to examination by the tax authorities in the United States include the tax years ended September 30, 2019, September 30, 2018 and September 30, 2017. The Small Cap Fund has not currently filed any tax returns.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

(c) Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Floating Rate Fund declares dividends from any net investment income daily and pays them monthly. The Small Cap Fund makes distributions from net investment income, if any, at least annually. Net realized gains from investment transactions, if any, are distributed to shareholders annually. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(d) Indemnifications – In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that has not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(e) Cash – Concentration in Uninsured Cash – For cash management purposes the Funds may concentrate cash with the Funds’ custodian.  This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.  As of September 30, 2020, the Floating Rate Fund held $779,372 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) that exceeded the FDIC insurance limit.

(f) Other – The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Fee income from bank loan investments, including amendment and consent fees, are presented separately on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds pay the Adviser a monthly fee based on the average daily net assets at an annual rate of 0.65% for the Floating Rate Fund and 0.75% for the Small Cap Fund.  The Adviser has entered into a Sub-Advisory agreement with Pretium for the Floating Rate Fund; Pretium’s compensation is based on assets under management and is paid out of Ziegler’s advisory fee received from the Fund.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Floating Rate Fund for expenses in excess of 0.99%, 1.74%, and 0.74% of average daily net assets for Class A, Class C, and Institutional Class, respectively, and 0.90% for the Small Cap Fund, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest expense relating to short sales, dividend expense, borrowing costs, extraordinary expenses, and brokers’ commissions and other charges relating to the purchase and sale of the Funds’ portfolio securities.

The Adviser is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement within 36 months following the month in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Funds, including the recoupment, do not exceed the established limitation on expenses for that year.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

At September 30, 2020, the amounts reimbursed by the Adviser and the eligible recapture periods are as follows:

Year Waived / Reimbursed	Floating Rate Fund	Small Cap Fund	Expiration
2018	291,706	-	September 30, 2021
2019	311,869	-	September 30, 2022
2020	341,145	57,045	September 30, 2023
	$944,720	$57,045

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the administrator, fund accountant and transfer agent to the Funds.  The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the period ended September 30, 2020, the Funds incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

	Floating Rate Fund	Small Cap Fund
Administration & fund accounting	$ 134,662	$ 11,762
Transfer agent	82,049	5,751
Custody	21,458	4,788
Compliance	20,405	2,425

At September 30, 2020, the Funds had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

	Floating Rate Fund	Small Cap Fund
Administration & fund accounting	$59,142	$11,762
Transfer agent	34,123	5,751
Custody	5,154	4,788
Compliance	8,333	2,425

The above payable amounts are included in Accrued expenses and other liabilities in the Statement of Assets and Liabilities.

There is a maximum initial sales charge of 4.25% for Class A shares of the Floating Rate Fund and a contingent deferred sales charge (“CDSC”) of 1.00% on C shares of the Fund. There is no initial sales charge on purchases of $1,000,000 or more of Class A shares, but a 1.00% CDSC applies when the charge is waived and shares are redeemed within 18 months of purchase.  The Distributor retains a portion of the initial sales charge when shares are purchased through a service agent and will retain the full amount if purchased through the Distributor.  For the period ended September 30, 2020, Quasar did not retain sales charges on sales of the Class A shares of the Fund and CDSCs for Class C shares totaled $2,876.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

The Floating Rate Fund charges a 1.00% redemption fee on the redemption of Class A shares held for 60 days or less.

The Independent Trustees were paid $18,098 for their services and reimbursement of travel expenses during the period ended September 30, 2020. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for each Fund for the period ended September 30, 2020, were as follows:

Floating Rate Fund
Purchases……………………………………………………………………………………………. $ 30,338,328
Sales…………………………………………………………………………………………………. $ 38,853,119

Small Cap Fund
Purchases……………………………………………………………………………………………. $   1,369,938
Sales…………………………………………………………………………………………………. $      153,553

Note 5 – Federal Income Tax Information

At September 30, 2020, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Floating Rate Fund	Small Cap Fund

Cost of Investments………………………………………………	$72,176,208	$1,219,407
Gross Unrealized Appreciation…………………………………..	316,301	23,712
Gross Unrealized Depreciation…………………………………..	(3,608,110)	(78,597)
Net Unrealized Appreciation (Depreciation) on Investments……	(3,291,809)	(54,885)

Undistributed ordinary income…………………………………..	1,132	1,295
Undistributed long-term capital gains……………………………	-	-
Distributable Earnings……………………………………………	1,132	1,295

Other Accumulated Gain (Loss)……………………………………	(2,020,837)	(973)
Total Accumulated Gain (Loss).........………………………………	$(5,311,514)	$(54,563)

At September 30, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
	Short-Term	Long-Term	Total
Floating Rate Fund	$ 173,097	$ 1,847,740	$ 2,020,837
Small Cap Fund	973	-	973

The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 were as follows:

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Floating Rate Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019
Distributions Paid From:
Ordinary Income	$3,387,179	$5,218,622
Long Term Capital Gains	26,800	84,350
Total Distributions Paid	$3,413,979	$5,302,972

The Small Cap Fund did not make any distributions during the period ended September 30, 2020.

Note 6 – Distribution Plan

The Trust, on behalf of the Floating Rate Fund, adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00% of average daily net assets attributable to the Class A and Class C shares, respectively.  For the period ended September 30, 2020, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Line of Credit

The Floating Rate Fund has access to a $15 million unsecured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.  During the year ended September 30, 2020, the Fund did not draw on this line of credit.

Note 8 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2020, Capinco held 33% of the outstanding Institutional Class shares of the Floating Rate Fund and National Financial Services, LLC held 70% of the outstanding shares of Small Cap Fund.

Note 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Floating Rate Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	10/31/2020	$0.0709	$0.0546	$0.0755

Pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees at a regular meeting of the Trust on November 17, 2020, Ziegler Capital Management, LLC has acquired the USCA Premium Buy-Write Fund. The USCA Premium Buy-Write Fund is being reorganized into the Trust as the Ziegler FAMCO Hedged Equity Fund and Ziegler Capital Management, LLC will become the Ziegler FAMCO Hedged Equity Fund's investment adviser. The USCA Premium Buy-Write Fund's current investment adviser, USCA Asset Management LLC, will become the investment sub-adviser to the Ziegler FAMCO Hedged Equity Fund. The reorganization is expected to become effective on or around December 21, 2020.

Ziegler Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Note 10 – COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds’ invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 11 – New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Floating Rate Fund has adopted the provisions of ASU 2017-08 and has concluded that the change in accounting principle does not materially impact the financial statement amounts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of Ziegler Senior Floating Rate Fund
and Ziegler Piermont Small Cap Value Fund

 Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Ziegler Senior Floating Rate Fund and Ziegler Piermont Small Cap Value Fund, each a series of shares of beneficial interest in Trust for Advised Portfolios (the “Funds”), including the schedules of investments, as of September 30, 2020, and the related statements of operations, changes in net assets and the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations, the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations, Changes in Net Assets, and Financial Highlights Presented
Ziegler Senior Floating Rate Fund
The statement of operations for the year ended September 30, 2020, the statements of changes in net assets for each of years in the two-year period ended September 30, 2020 and the financial highlights for each of the years in the four-year period ended September 30, 2020 and for the period from April 1, 2016 (commencement of operations) through September 30, 2016

Ziegler Piermont Small Cap Value Fund	The statements of operations and changes in net assets and the financial highlights for the period from July 21, 2020 (commencement of operations) through September 30, 2020

Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluatin financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania
November 27, 2020

Ziegler Funds
EXPENSE EXAMPLE
September 30, 2020 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(1)
Floating Rate Fund
Class A
Actual Fund Return	1,000	1,122.30	5.25
Hypothetical 5% Return	1,000	1,020.05	5.00
Class C
Actual Fund Return	1,000	1,117.80	9.21
Hypothetical 5% Return	1,000	1,016.30	8.77
Institutional Class
Actual Fund Return	1,000	1,123.50	3.93
Hypothetical 5% Return	1,000	1,021.30	3.74

Small Cap Fund
Institutional Class
Actual Fund Return	1,000	981.20	1.73
Hypothetical 5% Return	1,000	1,007.95	1.75

(1)
Expenses for the Floating Rate Fund are 0.99%, 1.74% and 0.74% for Class A, Class C and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/366. Expenses for the Small Cap Fund are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 71/366. The inception date for the Small Cap Fund was July 21, 2020.  The expense ratios for each Fund reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Senior Floating Rate Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
September 30, 2020

Pursuant to a transaction on March 27, 2020 with 1251 Capital Group, Inc., through its subsidiary 1251 Asset Management Platform, LLC (“1251”), 1251 purchased majority ownership of Ziegler Capital Management, LLC (the “Adviser) from Stifel Financial Corp. with employees of the Adviser now holding a significant minority stake (the “Transaction”). In light of the change of control of the Adviser pursuant to the Transaction, the Transaction caused an assignment under the Investment Company Act of 1940 (the “1940 Act”) of the investment advisory agreement relating to the Ziegler Senior Floating Rate Fund (the “Fund”) between the Trust for Advised Portfolios (the “Trust”) and the Adviser (the “Prior Advisory Agreement”) and of the investment sub-advisory agreement relating to the Fund between the Adviser and Pretium Credit Management, LLC (the “Sub-Adviser”) (the “Prior Sub-Advisory Agreement”; together with the Prior Advisory Agreement, the “Prior Agreements”). This assignment terminated each of the Prior Agreements in accordance with its terms as required by Section 15 of the 1940 Act.

At a meeting held on February 26, 2020, the Board of Trustees of the Trust (the “Board”) considered information about the Transaction and its potential impact on the Fund, as well as the terms of a new investment advisory agreement between the Trust and the Adviser relating to the Fund (the “Proposed Advisory Agreement”) and a new investment sub-advisory agreement between the Adviser and the Sub-Adviser relating to the Fund (the “Proposed Sub-Advisory Agreement”; together with the Proposed Advisory Agreement, the “Proposed Agreements”). The Board reviewed materials that provided detailed information about the Transaction, including about 1251 and the financial terms of the Transaction. The Board also discussed the structure of the Transaction with representatives of the Adviser. In evaluating the Proposed Agreements, the Board also considered information and analysis provided by the Adviser and Sub-Adviser over the course of their service to the Fund. The Board considered the information carefully in conjunction with the detailed information it received from the Adviser and Sub-Adviser for its August 13-14, 2019 meeting during which the Board conducted its annual consideration and approval of the continuance of the Prior Agreements. In preparation for the August 2019 meeting, the Board had reviewed substantial information regarding the Fund, Adviser, Sub-Adviser and the services provided by the Adviser and Sub-Adviser to the Fund under the Prior Agreements. The Board further considered the fact that there are no material differences between the terms of the Proposed Agreements and the terms of the Prior Agreements.

In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision to approve the Proposed Agreements, rather the Board based its determination on the total mix of information available to it, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Board considered information it believed necessary to assess the stability of the Adviser as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Fund following the Transaction. The Board reviewed details of the anticipated equity structure of the Adviser as a result of the Transaction generally and with respect to the identity and business of the entities and individuals that were expected to become equity owners of the Adviser as a result of the Transaction, including the financial resources of those entities and their ability to assist in growing the Adviser’s business and/or in servicing the Fund. In this regard, the Board considered information about how the Adviser’s management and operations would be structured following the Transaction, including in particular how the Transaction might affect the Adviser’s performance or delivery of services under the Proposed Advisory Agreement. The Board considered information addressing the projected benefits to the Adviser expected to result from the Transaction and information describing how the Transaction was expected to affect the Adviser’s business, including key personnel, and the Adviser’s continuing relationship with Stifel Financial Corp for certain services.

In addition, the Board took note of its comprehensive review of the Adviser and Sub-Adviser at its August 2019 meeting. At that time, the Trustees considered the Adviser’s and Sub-Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board took into account the oversight responsibilities of the Adviser over the Sub-Adviser, both in terms of investments and compliance monitoring. The Board reviewed the services that the Adviser provides to the Fund, noting to what degree those services extended beyond portfolio management. The Trustees also considered the structure of the compliance procedures at each of the Adviser and Sub-Adviser, including information regarding its compliance program, chief compliance officer, and compliance record and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and Sub-Adviser, respectively, and the Trust, and between the Adviser and Sub-Adviser, as well as the Board’s knowledge of the Adviser’s and Sub-Adviser’s operations, and noted that during the course of the prior year it had met with the Adviser and Sub-Adviser in person to discuss various marketing and compliance topics, including the Adviser’s and Sub-Adviser’s risk management process. The Board concluded that the Adviser and Sub-Adviser each had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Prior Advisory Agreement and Prior Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Ziegler Senior Floating Rate Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
September 30, 2020 (Unaudited)(Continued)

Based on its review, within the context of its full deliberations, the Board concluded that it was reasonable to expect that the Adviser would continue to provide the same type and quality of services to the Fund following the Transaction as it had historically provided. The Board further concluded that it was satisfied with the nature, extent and quality of the services provided, and expected to continue to be provided, to the Fund by the Adviser and Sub- Adviser.

•
In assessing the quality of the portfolio management and other services delivered by the Adviser and Sub-Adviser, the Board took note of its comprehensive review of the Adviser and Sub-Adviser at the August 2019 meeting. At that time, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group and relevant benchmark index. The Board considered that the Fund had outperformed relative to its peer group median/average for the one-year and three-year periods as of June 30, 2019. The Board also noted that, at that time, the Fund had just over three years of performance results.

•
Noting that the fees under the Proposed Agreements are the same as the fees under the Prior Agreements, the Board considered its comprehensive review at its August 2019 meeting of the cost of the Adviser’s and Sub-Adviser’s services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds. At that time, the Board noted that the Fund’s advisory fee was in line with the peer median and slightly higher than the peer average, and that the net expense ratio was in line with the peer group median and slightly lower than the peer average. The Board also noted that under the sub-advisory arrangement between the Adviser and Sub-Adviser, the Adviser is obligated to pay the Sub-Adviser for its services to the Fund, but that the Adviser is not required to pay a sub-advisory fee to the Sub-Adviser until the Fund reaches $100 million in assets.

•
In considering economies of scale, the Board noted that at its August 2019 meeting the Trustees had considered the Adviser’s assertion that, based on the asset size of the Fund, economies of scale had not yet been achieved. The Board also had considered the Adviser’s commitment to maintain its cap on Fund expenses. The Trustees had concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved. At its February 2020 meeting, the Board further considered the Adviser’s commitment to maintain the Fund’s expense cap for two years after the date of the Transaction.

•
With respect to profitability, the Board took note of its comprehensive review at the August 2019 meeting of the profitability of the Adviser and Sub-Adviser from managing the Fund. In assessing each of the Adviser’s and Sub- Adviser’s profitability, the Trustees had reviewed the Adviser’s and Sub-Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Adviser and Sub-Adviser from managing the Fund. The Trustees had concluded that the Adviser’s and Sub-Adviser’s profits from managing the Fund were not excessive and that, after a review of the relevant financial information, the Adviser and Sub- Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund. At its February 2020 meeting, the Board further considered the assumptions as to the Adviser’s financial condition and operations following the Transaction.

Ziegler Piermont Small Cap Value Fund
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
September 30, 2020 (Unaudited)(Continued)

At a meeting held on June 29, 2020, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940 (“1940 Act”), considered and approved the investment advisory agreement (“Advisory Agreement”) with Ziegler Capital Management, LLC (the “Adviser”), for the Ziegler Piermont Small Cap Value Fund (the “Fund”).

Ahead of the June meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. The Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement. The Trustees evaluated a number of considerations they believed, in light of the legal advice furnished to them by counsel and their own business judgment to be relevant, and then made decisions in their business judgment.

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services t o be provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, chief compliance officer, and compliance record and its disaster recovery/business continuity plan. The Trustees took into account that the Adviser serves as investment adviser to an existing series of the Trust and considered the Board’s knowledge of, and experience with, the Adviser’s operations. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided should be satisfactory and reliable.

•
The Trustees reviewed the anticipated cost of the services to be provided by the Adviser, and the structure and level of advisory fee to be paid to the Adviser by the Fund, including a comparison of those fee to fees charged by a peer group of funds. The Board also considered that the Adviser would contractually agree to limit the operating expenses of each class of the Fund for a period of time. The Board noted that the Fund’s advisory fee and net expense ratio were lower than its peer group median and average. The Board further noted that the advisory fee was well within the peer group range. After reviewing the materials that were provided, the Board concluded that the fee to be received by the Adviser was fair and reasonable.

•
The Trustees considered Ziegler’s assertion that, based on the anticipated asset size of the Fund, economies of scale will not be met initially. In evaluating economies of scale, the Trustees also took into account the Adviser’s commitment to limit the Fund’s operating expenses for a period of time. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the anticipated profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the financial information that was provided in the June meeting materials and took into account both direct and indirect benefits to Ziegler from managing the Fund. The Trustees concluded that the Adviser’s anticipated profit from managing the Fund would likely not be excessive and, after a review of the relevant financial information, that Ziegler appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Ziegler Funds
OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at (833) 777-1533 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Tax Information
For the period ended September 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Floating Rate Fund………………………0.00%
Small Cap Fund………………………….0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended September 30, 2020 was as follows:

Floating Rate Fund………………………0.00%
Small Cap Fund………………………….0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Floating Rate Fund………………………0.13%
Small Cap Fund………………………….0.00%

Statement Regarding Liquidity Risk Management Program
Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee of the Adviser to serve as the administrator of the program. Personnel of the Adviser conduct the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund’s liquidity risk, which is the risk that each Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in each Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through December 31, 2019. No significant liquidity events impacting the Floating Rate Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Floating Rate Fund’s liquidity risk.

Ziegler Funds
TRUSTEE AND OFFICER INFORMATION (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 – present); Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions (2009 – 2012)	2	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014).	2	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	2	None
Brian S. Ferrie 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2020	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)	2	None
Wan-Chong Kung 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1960	Trustee	Since 2020	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)	2	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1968	Trustee, Chairman, President and Principal Executive Officer	Trustee Since 2018; Chairman Since 2018; President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011-present)	2	None

Ziegler Funds
TRUSTEE AND OFFICER INFORMATION (Unaudited)(Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 – present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)    Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

(2)   The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)   “Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)    The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)   Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that, until March 31, 2020, he was an interested person of Quasar Distributors, LLC, the Trust’s distributor.

The Funds’ Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 777-1533.

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Ziegler Capital Management, LLC
70 West Madison Street, 24th Floor
Chicago, Illinois 60602-4109

Investment Sub-Adviser
Pretium Credit Management, LLC
c/o Pretium Partners, LLC
810 Seventh Avenue, Suite 2400
New York, New York 10019

Distributor
Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 1250
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio, Harry E. Resis, Brian Ferrie and Wan-Chong Kung are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Ziegler Senior Floating Rate Fund
	BBD, LLP
	FYE 09/30/2020	FYE 09/30/2019
Audit Fees	$17,500	$17,500
Audit-Related Fees	None	None
Tax Fees	$3,100	$3,100
All Other Fees	None	None

Ziegler Piermont Small Cap Value Fund
	BBD, LLP
	FYE 09/30/2020	FYE 09/30/2019
Audit Fees	$10,050	N/A
Audit-Related Fees	None	N/A
Tax Fees	$2,100	N/A
All Other Fees	None	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Ziegler Senior Floating Rate Fund
	FYE 09/30/2020	FYE 09/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Ziegler Piermont Small Cap Value Fund
	FYE 09/30/2020	FYE 09/30/2019
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Ziegler Senior Floating Rate Fund
Non-Audit Related Fees	FYE 09/30/2020	FYE 09/30/2019
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	None	None

Ziegler Piermont Small Cap Value Fund
Non-Audit Related Fees	FYE 09/30/2020	FYE 09/30/2019
Registrant	$2,100	N/A
Registrant’s Investment Adviser	None	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date   December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date    December 8, 2020

By   /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date    December 7, 2020